Changes in Non-cash Working Capital (Details) - Grown Rogue Unlimited LLC [Member] - USD ($)	Oct. 31, 2018	Oct. 31, 2017
IfrsStatementLineItems [Line Items]
Prepaid expenses and other assets	$ (207,582)	$ (47,940)
Interest payable (notes 11, 12)	470,134	154,978
Noncash Working Capital [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	(221,158)	(31,750)
Other receivable	(52,843)
Inventory and biological assets	(633,077)	(367,518)
Prepaid expenses and other assets	(136,129)	(43,228)
Accounts payable and accrued liabilities	1,676,027	669,742
Due to employee/ director		104,000
Interest payable (notes 11, 12)	614,264	154,978
Deferred rent	6,344	24,912
Non-cash working capital	$ 1,253,428	$ 511,136